Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Outstanding Balances For Related Party Transactions [Line Items]
Carrying value at the beginning of the year	$ 565	$ 464
Additions	276	83
Reductions	(13)	(3)
Foreign currency translation	0	21
Carrying value at the end of the year	829	565
of which: unsecured loans	818	554
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	177	180
Fees received for services provided to associates and joint ventures	4	2
Commitments and contingent liabilities to associates and joint ventures	4	4
UBS AG
Outstanding Balances For Related Party Transactions [Line Items]
Carrying value at the beginning of the year	565	464
Additions	276	83
Reductions	(13)	(3)
Foreign currency translation	0	21
Carrying value at the end of the year	829	565
of which: unsecured loans	818	554
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	177	180
Fees received for services provided to associates and joint ventures	4	2
Commitments and contingent liabilities to associates and joint ventures	$ 4	$ 4